Vanguard Institutional Target Retirement Income Fund
Vanguard Institutional Target Retirement Income Fund
Investment Objective
The Fund seeks to provide current income and some capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Vanguard Institutional Target Retirement Income Fund Institutional Shares
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vanguard Institutional Target Retirement Income Fund Institutional Shares
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Vanguard Institutional Target Retirement Income Fund | Institutional Shares | USD ($)	9	29	51	115

Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. As of March 31, 2017, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Bond Market II Index Fund	37.3%
•	Vanguard Total Stock Market Index Fund	18.0%
•	Vanguard Short-Term Inflation-Protected Securities Index Fund	16.8%
•	Vanguard Total International Bond Index Fund	15.9%
•	Vanguard Total International Stock Index Fund	12.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. Because bonds and short-term investments usually are less volatile than stocks and because the Fund invests most of its assets in bonds and short-term investments, the Fund’s overall level of risk should be low to moderate.

• With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Institutional Target Retirement Income Fund Institutional Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2017, was 2.47%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.28% (quarter ended March 31, 2016), and the lowest return for a quarter was –1.00% (quarter ended December 31, 2016).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Vanguard Institutional Target Retirement Income Fund		1 Year	Since Inception	Inception Date
Institutional Shares		5.29%	2.61%	Jun. 26, 2015
Institutional Shares | Return After Taxes on Distributions		4.52%	1.93%	Jun. 26, 2015
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares		3.12%	1.75%	Jun. 26, 2015
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	2.65%	2.60%	Jun. 26, 2015
MSCI US Broad Market Index	[1]	12.67%	5.89%	Jun. 26, 2015
Target Income Composite Index	[1]	5.35%	2.78%	Jun. 26, 2015
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.